Long-Term Debt - Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 5,866,163.2	$ 68,666.3	₨ 6,648,772.0
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 137,564.2